Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of cash flows
Net cash generated from operating activities	¥ 106,938,690	$ 15,292,029	¥ 121,929,292	¥ 94,162,531
CASH FLOW FROM INVESTING ACTIVITIES
Others	246	35	35,692	143,239
Net cash used in investing activities	(43,423,236)	(6,209,441)	(118,356,036)	(55,431,278)
CASH FLOW FROM FINANCING ACTIVITIES
Repayment or repurchase of convertible bonds	(5,228,716)	(747,696)	(91)	(8,968,817)
Others	1,363	194	1,255	8,191
Net cash (used in)/ generated from financing activities	(5,227,353)	(747,502)	1,164	(8,960,626)
Exchange rate effect on cash, cash equivalents and restricted cash	(1,751,111)	(250,404)	840,096	(291,139)
Increase in cash, cash equivalents and restricted cash	56,536,990	8,084,682	4,414,516	29,479,488
Cash, cash equivalents and restricted cash at beginning of the year	126,194,421	18,045,562	121,779,905	92,300,417
Cash, cash equivalents and restricted cash at end of the year	182,731,411	26,130,244	126,194,421	121,779,905
Parent Company | Reportable legal entity
Statement of cash flows
Net cash generated from operating activities	99,966	14,295	(46,208)	71,615
CASH FLOW FROM INVESTING ACTIVITIES
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	5,175,917	740,146	51,909	8,816,124
Others	7,246	1,036	(7,363)
Net cash used in investing activities	5,183,163	741,182	44,546	8,816,124
CASH FLOW FROM FINANCING ACTIVITIES
Repayment or repurchase of convertible bonds	(5,228,716)	(747,696)	(91)	(8,968,817)
Others	1,363	194	1,255	8,191
Net cash (used in)/ generated from financing activities	(5,227,353)	(747,502)	1,164	(8,960,626)
Exchange rate effect on cash, cash equivalents and restricted cash	(12,638)	(1,806)	231	14,450
Increase in cash, cash equivalents and restricted cash	43,138	6,169	(267)	(58,437)
Cash, cash equivalents and restricted cash at beginning of the year	2,849	407	3,116	61,553
Cash, cash equivalents and restricted cash at end of the year	¥ 45,987	$ 6,576	¥ 2,849	¥ 3,116